INCOME AND SOCIAL CONTRIBUTION TAXES (Tables)	12 Months Ended
Dec. 31, 2022
INCOME AND SOCIAL CONTRIBUTION TAXES
Schedule of reconciliations of income and social contribution taxes at statutory rates to amounts presented in the Statement Of Income

	2022	2021	2020
Income (loss) before income taxes	15,859,027	20,272,568	3,495,678
Statutory tax rates	34%	34%	34%
Income and social contribution taxes at statutory rates	(5,392,069)	(6,892,673)	(1,188,531)
Tax adjustment with respect to:
- Difference in tax rates in foreign companies	66,851	403,431	530,715
- Equity in earnings of unconsolidated companies	391,621	191,474	51,873
- Interest on equity (Note 2.14)	566,740	406,022	98,739
- Interests on tax lawsuits*	20,442	551,624	—
- Tax credits and incentives	36,779	112,521	31,800
- Deferred tax assets not recognized / Realization, net	58,402	482,497	(587,917)
- Other permanent differences, net	(128,241)	31,474	(44,303)
Income and social contribution taxes	(4,379,475)	(4,713,630)	(1,107,624)
Current	(3,709,414)	(4,306,223)	(908,051)
Deferred	(670,061)	(407,407)	(199,573)

* On September 24, 2021, the Federal Supreme Court finalized the judgment of Topic 962, deciding unanimously that the IR and CS levy was not due on the amounts related to interests (Selic rate) on tax lawsuits. Thus, the effects of such judgment were considered to the tax calculation applied to the interests recorded in the period, related to the tax credit arising from the final and unappealable decision of the actions that discussed the inclusion of ICMS in the PIS/COFINS calculation basis.

Schedule of breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates

	Balance as of	Recognized in	Acquisition of	Comprehensive	Balance as of
	January 1, 2020	income	subsidiary	Income	December 31, 2020
Tax loss carryforward	1,341,464	(157,207)	—	36,228	1,220,485
Social contribution tax losses	350,810	(60,534)	—	—	290,276
Provision for tax, civil and labor liabilities	242,794	140,871	—	1,798	385,463
Benefits granted to employees	294,031	(6,848)	—	105,074	392,257
Other temporary differences	575,719	(114,627)	—	40,022	501,114
Deferred exchange variance*	1,177,428	(119,178)	—	(709)	1,057,541
Provision for losses	23,618	11,740	—	162	35,520
Fair value adjustments on businesses acquired	(452,058)	106,210	(86,093)	(118,923)	(550,864)
	3,553,806	(199,573)	(86,093)	63,652	3,331,792

Non-current assets	4,071,219				3,393,354
Non-current liabilities	(517,413)				(61,562)

* Corresponds to deferred taxes over foreign exchange gains and loss which certain subsidiaries elected to tax on a cash basis

	Balance as of	Recognized in		Comprehensive	Balance as of
	December 31, 2020	income	Others	Income	December 31, 2021
Tax loss carryforward	1,220,485	(556,480)	(24,312)	10,156	649,849
Social contribution tax losses	290,276	(187,814)	20,625	—	123,087
Provision for tax, civil and labor liabilities	385,463	37,256	—	33	422,752
Benefits granted to employees	392,257	(35,812)	—	(57,828)	298,617
Other temporary differences	501,114	(144,352)	—	2,312	359,074
Deferred exchange variance*	1,057,541	511,763	—	7	1,569,311
Provision for losses	35,520	6,576	—	(5,832)	36,264
Fair value adjustments on businesses acquired	(550,864)	(38,544)	—	(39,213)	(628,621)
	3,331,792	(407,407)	(3,687)	(90,365)	2,830,333

Non-current assets	3,393,354				2,929,308
Non-current liabilities	(61,562)				(98,975)

* Corresponds to deferred taxes over foreign exchange gains and loss which certain subsidiaries elected to tax on a cash basis

	Balance as of	Recognized in		Comprehensive	Balance as of
	December 31, 2021	income	Others	Income	December 31, 2022
Tax loss carryforward	649,849	17,112	41	(27,956)	639,046
Social contribution tax losses	123,087	50,492	—	—	173,579
Provision for tax, civil and labor liabilities	422,752	108,240	(5,295)	(539)	525,158
Benefits granted to employees	298,617	(88)	—	(98,756)	199,773
Other temporary differences	359,074	(191,137)	—	179,114	347,051
Deferred exchange variance*	1,569,311	(735,097)	—	121	834,335
Provision for losses	36,264	7,607	—	(134)	43,737
Fair value adjustments on businesses acquired	(628,621)	72,810	(3,142)	(135,590)	(694,543)
	2,830,333	(670,061)	(8,396)	(83,740)	2,068,136

Non-current assets	2,929,308				2,164,477
Non-current liabilities	(98,975)				(96,341)

* Corresponds to deferred taxes over foreign exchange gains and loss which certain subsidiaries elected to tax on a cash basis

Schedule of estimated recovery and reversal of income and social contributions tax assets and liabilities

	Assets
	2022	2021
2022	—	936,839
2023	622,110	465,361
2024	458,222	429,675
2025	435,473	420,408
2026	221,496	187,700
2027 on	427,176	489,325
	2,164,477	2,929,308

	Liabilities
	2022	2021
2022	—	—
2023	—	(39,761)
2024	(46,976)	(36,927)
2025	(29,100)	(20,861)
2026	(7,259)	(1,426)
2027 on	(13,006)	—
	(96,341)	(98,975)